Nationwide Mid Cap Market Index Fund Summary Prospectus February 29, 2012

Class/Ticker A GMXAX B GMCBX C GMCCX R2 GMXRX Institutional Class GMXIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 29, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) as closely as possible before the deduction of Fund expenses.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 76 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 7 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.23%	0.09%	0.09%	0.24%	0.09%
Total Annual Fund Operating Expenses	0.69%	1.30%	1.30%	0.95%	0.30%

1	“Management Fees” have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.

SP-MCX (2/12)

Summary Prospectus February 29, 2012	1	Nationwide Mid Cap Market Index Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$641	$783	$937	$1,384
Class B shares	632	712	913	1,321
Class C shares	232	412	713	1,568
Class R2 shares	97	303	525	1,166
Institutional Class shares	31	97	169	381

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$132	$412	$713	$1,321
Class C shares	132	412	713	1,568

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.58% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P MidCap 400 Index before the deduction of Fund expenses. The S&P MidCap 400 Index includes approximately 400 stocks of mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares (Years Ended December 31,)

Best Quarter:     19.77% – 3rd qtr. of 2009

Worst Quarter:     -25.76% – 4th qtr. of 2008

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After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class R2 and Class C shares are March 9, 2007 and October 22, 2003, respectively. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class A shares. Pre-inception historical performance for Class C shares is based on the previous performance of Class B shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-8.39%	1.32%	5.59%
Class A shares – After Taxes on Distributions	-9.58%	0.46%	4.82%
Class A shares – After Taxes on Distributions and Sale of Shares	-4.04%	0.97%	4.70%
Class B shares – Before Taxes	-7.72%	1.60%	5.58%
Class C shares – Before Taxes	-4.21%	1.91%	5.57%
Class R2 shares – Before Taxes	-2.83%	2.47%	6.18%
Institutional Class shares – Before Taxes	-2.37%	2.93%	6.63%
S&P MidCap 400 Index (The Index does not pay sales charges, fees or expenses.)	-1.73%	3.32%	7.04%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers

Portfolio Manager	Title	Length of Service
Christopher Bliss	Managing Director, BlackRock	Since 2004
Jennifer Hsui	Managing Director, BlackRock	Since 2006
Edward Corallo	Managing Director, BlackRock	Since 1997
Rachel Aguirre	Director, BlackRock	Since 2005
Timothy Murray	Director, BlackRock	Since 2007

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Class R2: no minimum
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, B*, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B Shares are closed to new investors.

To Place Orders
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Funds by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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